Expense Example	Prospectus #1 Calvert Growth Allocation Fund Class A 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class A 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class C 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class I 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class A 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class C 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class I 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class A 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class C 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class I 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 10 Years	Prospectus #2 Calvert Balanced Fund Class A 1 Year	Prospectus #2 Calvert Balanced Fund Class A 3 Years	Prospectus #2 Calvert Balanced Fund Class A 5 Years	Prospectus #2 Calvert Balanced Fund Class A 10 Years	Prospectus #2 Calvert Balanced Fund Class C 1 Year	Prospectus #2 Calvert Balanced Fund Class C 3 Years	Prospectus #2 Calvert Balanced Fund Class C 5 Years	Prospectus #2 Calvert Balanced Fund Class C 10 Years	Prospectus #2 Calvert Balanced Fund Class I 1 Year	Prospectus #2 Calvert Balanced Fund Class I 3 Years	Prospectus #2 Calvert Balanced Fund Class I 5 Years	Prospectus #2 Calvert Balanced Fund Class I 10 Years	Prospectus #2 Calvert Balanced Fund Class R6 1 Year	Prospectus #2 Calvert Balanced Fund Class R6 3 Years	Prospectus #2 Calvert Balanced Fund Class R6 5 Years	Prospectus #2 Calvert Balanced Fund Class R6 10 Years	Prospectus #2 Calvert Equity Fund Class A 1 Year	Prospectus #2 Calvert Equity Fund Class A 3 Years	Prospectus #2 Calvert Equity Fund Class A 5 Years	Prospectus #2 Calvert Equity Fund Class A 10 Years	Prospectus #2 Calvert Equity Fund Class C 1 Year	Prospectus #2 Calvert Equity Fund Class C 3 Years	Prospectus #2 Calvert Equity Fund Class C 5 Years	Prospectus #2 Calvert Equity Fund Class C 10 Years	Prospectus #2 Calvert Equity Fund Class I 1 Year	Prospectus #2 Calvert Equity Fund Class I 3 Years	Prospectus #2 Calvert Equity Fund Class I 5 Years	Prospectus #2 Calvert Equity Fund Class I 10 Years	Prospectus #2 Calvert Equity Fund Class R6 1 Year	Prospectus #2 Calvert Equity Fund Class R6 3 Years	Prospectus #2 Calvert Equity Fund Class R6 5 Years	Prospectus #2 Calvert Equity Fund Class R6 10 Years	Prospectus #2 Calvert Focused Value Fund Class A 1 Year	Prospectus #2 Calvert Focused Value Fund Class A 3 Years	Prospectus #2 Calvert Focused Value Fund Class A 5 Years	Prospectus #2 Calvert Focused Value Fund Class A 10 Years	Prospectus #2 Calvert Focused Value Fund Class C 1 Year	Prospectus #2 Calvert Focused Value Fund Class C 3 Years	Prospectus #2 Calvert Focused Value Fund Class C 5 Years	Prospectus #2 Calvert Focused Value Fund Class C 10 Years	Prospectus #2 Calvert Focused Value Fund Class I 1 Year	Prospectus #2 Calvert Focused Value Fund Class I 3 Years	Prospectus #2 Calvert Focused Value Fund Class I 5 Years	Prospectus #2 Calvert Focused Value Fund Class I 10 Years	Prospectus #2 Calvert Focused Value Fund Class R6 1 Year	Prospectus #2 Calvert Focused Value Fund Class R6 3 Years	Prospectus #2 Calvert Focused Value Fund Class R6 5 Years	Prospectus #2 Calvert Focused Value Fund Class R6 10 Years	Prospectus #3 Calvert Bond Fund Class A 1 Year	Prospectus #3 Calvert Bond Fund Class A 3 Years	Prospectus #3 Calvert Bond Fund Class A 5 Years	Prospectus #3 Calvert Bond Fund Class A 10 Years	Prospectus #3 Calvert Bond Fund Class C 1 Year	Prospectus #3 Calvert Bond Fund Class C 3 Years	Prospectus #3 Calvert Bond Fund Class C 5 Years	Prospectus #3 Calvert Bond Fund Class C 10 Years	Prospectus #3 Calvert Bond Fund Class I 1 Year	Prospectus #3 Calvert Bond Fund Class I 3 Years	Prospectus #3 Calvert Bond Fund Class I 5 Years	Prospectus #3 Calvert Bond Fund Class I 10 Years	Prospectus #3 Calvert Bond Fund Class R6 1 Year	Prospectus #3 Calvert Bond Fund Class R6 3 Years	Prospectus #3 Calvert Bond Fund Class R6 5 Years	Prospectus #3 Calvert Bond Fund Class R6 10 Years
USD ($)	617	818	1,035	1,661	273	542	936	1,840	72	230	403	904	64	208	365	820	617	812	1,023	1,630	273	536	923	1,810	72	224	390	871	64	202	351	786	617	812	1,023	1,630	273	536	923	1,810	72	224	390	871	65	205	357	798	614	803	1,008	1,597	271	530	913	1,785	69	218	379	847	63	199	346	774	613	800	1,002	1,586	269	523	902	1,766	67	211	368	822	60	189	329	738	621	868	1,135	1,896	277	594	1,037	2,073	76	284	509	1,158	76	284	509	1,158	397	555	731	1,234	256	490	847	1,638	54	176	310	699	47	152	267	602